9. COMMON STOCK (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Black-Scholes valuation of stock options granted
Risk-free interest rate	1.30%	1.13%	2.06%
Expected life of options (years)	4 years 3 months 18 days	4 years 10 months 24 days	4 years 2 months 12 days
Annualized volatility	75.00%	73.00%	74.00%
Dividend rate	0.00%	0.00%	0.00%